Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,322,297)	$ (585,366)	$ (1,602,303)	$ (1,154,808)
Adjustments to Reconcile Net Loss to Net Cash Used by Operating Activities
Depreciation and Amortization	9,666	3,000	25,695	25,803
Amortization of Deferred Financing Costs
Stock Option Compensation	88,000		165,167	95,167
Bad Debt Expense
Convertible Debt Value	69,729
Common Stock Warrants Issued for Services	71,793		11,475	36,545
Common Stock Warrants Issued for Interest	69,729		241,682	254,537
(Increase) Decrease in Operating Assets
Accounts Receivable	1,807	732,000	669,155	(573,620)
Inventory	(37,426)	(74,560)	(89,121)	920,160
Other Current Assets	(274,265)	(286,245)	84,822	66,291
Other Assets	60,476	41,234	(19,242)	(39,414)
Increase (Decrease) in Accounts and Other Payables	491,169	357,594	367,102	637,418
Net Cash Used in Operating Activities	(771,619)	187,656	(145,568)	268,079
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Property and Equipment	(45,959)	(32,706)	(21,915)	(1,496)
Proceeds from Sale of Equipment
Net Cash Provided by (Used in) Investing Activities	(45,959)	(32,706)	(21,915)	(1,496)
CASH FLOWS FROM FINANCING ACTIVITIES
Changes in Restricted Cash	(166,721)	(121,935)	(7,385)	80,238
Proceeds from (Payments on) Short-Term Notes Payable/Debt	481,450	56,871	152,260	(241,704)
Proceeds from Exercise of Stock Options
Proceeds from (Payments to) Due to Related Parties	(82,711)	(69,327)	(31,150)	(55,072)
Deferred Finance Costs, Net
Common Stock Issued, Net of (Cost of Capital)	1,508,000			63,578
Net Cash Provided by Financing Activities	1,740,018	(134,391)	113,725	(152,960)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	16,906	5,989	46,309	16,620
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	939,346	26,548	(7,449)	130,243
Cash and Cash Equivalents- Beginning of Period	249,521	256,970	256,970	126,727
CASH AND CASH EQUIVALENTS - END OF PERIOD	1,188,867	283,518	249,521	256,970
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest Paid			5,016	13,500
Income Tax Paid				7,762
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Debenture Principal converted to Common Stock	439,750
Debenture Accrued Inerest converted to Common Stock	125,376
Rent Accounts Payable to related Party converted to Common Stock	55,789
Common Stock issued for Consulting Agreements related to Cost of Capital	1,895,000
Accrued Dividends converted to Common Stock	$ 455,926
Warrants Issued for Interest Expense			136,110	125,738
Convertible Debenture conversion features			105,572	128,799
Warrants for services			11,475	36,545
Dividends Paid with Series B Preferred Stock			$ 95,000	$ 102,720